UNAUDITED INTERIM CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Current Assets:
Cash and cash equivalents	$ 10,666	$ 3,159
Accounts receivable	825	0
Other current assets	738	517
Inventory	2,812	735
Total current assets	15,041	4,411
Non-Current Assets:
Right of use assets, net	2,742	478
Property, plant and equipment, net	2,528	452
Total non-current assets	5,270	930
Total Assets	20,311	5,341
Current Liabilities:
Trade accounts payable	466	107
Contingent consideration liability	996	0
Deferred revenue	1,004	0
Other accounts payable	3,519	1,349
Lease liabilities	1,545	286
Financial liabilities at fair market value	0	1,082
Total current liabilities	7,530	2,824
Non-Current Liabilities:
Lease liabilities	1,249	194
Deferred revenue	196	0
Royalty-bearing grant liability	597	0
Total non- current liabilities	2,042	194
Shareholders’ Equity:
Ordinary shares, Value	0	0
Share capital and additional paid-in capital	96,887	82,117
Accumulated losses	(86,148)	(79,794)
Total Shareholders’ Equity	10,739	2,323
Total Liabilities and Shareholders’ Equity	$ 20,311	$ 5,341